Transactions not involving cash (Tables)	12 Months Ended
Dec. 31, 2020
Transactions not involving cash
Summary of Non-cash Activities, Which Are Not Included in Statements of Cash Flow

During the years ended December 31, 2020, 2019 and 2018, the Company carried out the following non-cash activities, which are not reflected in the statement of cash flows:

	2020	2019	2018
Share issuance costs – unpaid	—	—	674
Tax benefit from tax deductible goodwill	—	(46,314)	46,314
Investing - derivative financial instruments	—	14,597	—
Business combinations - derivative financial instruments	—	38,924	—
Lease (Note 13)	14,471	1,251	—
Forward contract (Note 4)	469,587	29,728	—
Retained payments from business combination (Note 4)	14,821	874,440	—
Capital contribution (Note 4)	4,000	—	—
Price adjustment from business combination (Note 4)	4,620	—	—
Acquisition from business combination (Note 4)	22,857	39,419	—